S000022091 [Member] Expense Example, No Redemption - Franklin U.S. Large Cap Equity Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 651
Expense Example, No Redemption, 3 Years	880
Expense Example, No Redemption, 5 Years	1,127
Expense Example, No Redemption, 10 Years	1,833
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	581
Expense Example, No Redemption, 5 Years	1,004
Expense Example, No Redemption, 10 Years	1,989
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	374
Expense Example, No Redemption, 5 Years	662
Expense Example, No Redemption, 10 Years	1,482
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	448
Expense Example, No Redemption, 5 Years	786
Expense Example, No Redemption, 10 Years	1,743
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	276
Expense Example, No Redemption, 5 Years	486
Expense Example, No Redemption, 10 Years	1,090
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	239
Expense Example, No Redemption, 5 Years	421
Expense Example, No Redemption, 10 Years	$ 948